Acquisitions - Schedule of Aggregate Purchase Price (Details) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 29, 2020	May 31, 2019
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Total	$ 6,090,000	$ 6,090,000
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Total	1,440,000
Restricted Stock [Member] | The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Total	6,090,000	$ 6,090,000
Restricted Stock [Member] | PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Total	$ 1,440,000